UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)

Common Stocks 95.9%
Consumer Discretionary 12.0%
Auto Components 0.9%
Autoliv, Inc.	22,400	1,118,880
Cooper Tire & Rubber Co.	4,500	76,815
Johnson Controls, Inc.	53,900	1,906,443
Lear Corp.*	42,300	1,241,928

		4,344,066
Diversified Consumer Services 0.3%
Capella Education Co.*	2,200	138,776
DeVry, Inc.	20,100	1,109,319

		1,248,095

Hotels Restaurants & Leisure 2.1%
McDonald's Corp.	100,100	5,360,355
Tim Hortons, Inc.	2,800	95,900
Yum! Brands, Inc.	129,800	4,433,968

		9,890,223
Household Durables 0.4%
NVR, Inc.* (a)	1,800	1,136,700
Sony Corp. (ADR)	17,800	845,322

		1,982,022
Leisure Equipment & Products 0.3%
Hasbro, Inc.	35,500	921,935
Polaris Industries, Inc. (a)	6,900	299,736

		1,221,671
Media 2.9%
DISH Network Corp. "A"*	39,600	1,118,304
E.W. Scripps Co. "A"	7,600	309,472
Grupo Televisa SA (ADR)	7,400	164,946
Liberty Global, Inc. "A"*	25,600	1,034,496
Morningstar, Inc.*	3,600	237,780
Scholastic Corp.*	4,600	157,642
Shaw Communications, Inc. "B"	8,000	157,680
The DIRECTV Group, Inc.*	307,700	6,947,866
Time Warner, Inc.	71,800	1,130,132
Viacom, Inc. "B"*	40,300	1,562,028
Walt Disney Co.	21,300	637,509

		13,457,855
Multiline Retail 0.8%
Big Lots, Inc.*	85,700	1,487,752
Dollar Tree Stores, Inc.*	34,400	963,544
Family Dollar Stores, Inc.	52,500	1,104,075

		3,555,371
Specialty Retail 4.0%
AutoZone, Inc.*	32,700	3,952,776
Best Buy Co., Inc.	140,000	6,833,400
Dick's Sporting Goods, Inc.*	50,600	1,647,030
RadioShack Corp. (a)	231,700	4,019,995
The Sherwin-Williams Co.	8,500	486,285
TJX Companies, Inc.	43,000	1,357,080

		18,296,566
Textiles, Apparel & Luxury Goods 0.3%
Fossil, Inc.*	27,200	924,256
Polo Ralph Lauren Corp.	5,800	351,422

		1,275,678
Consumer Staples 8.8%
Beverages 3.0%
Anheuser-Busch Companies, Inc.	30,100	1,400,252
Coca-Cola Enterprises, Inc.	99,800	2,302,386
Pepsi Bottling Group, Inc.	41,100	1,432,335
PepsiCo, Inc.	127,700	8,707,863

		13,842,836
Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	5,100	132,600
Costco Wholesale Corp.	47,300	3,213,562

Kroger Co.	182,000	4,631,900
Ruddick Corp.	1,900	64,752
SUPERVALU, Inc.	4,700	141,282

		8,184,096
Food Products 0.2%
Fresh Del Monte Produce, Inc.*	25,700	823,428
Kellogg Co.	5,400	258,660
Pilgrim's Pride Corp.	2,400	58,632

		1,140,720
Household Products 1.6%
Colgate-Palmolive Co.	94,900	7,307,300
Personal Products 0.1%
Herbalife Ltd.	15,200	603,136
Tobacco 2.1%
Altria Group, Inc.	81,900	6,209,658
Loews Corp. - Carolina Group	43,900	3,605,507

		9,815,165
Energy 12.2%
Energy Equipment & Services 3.6%
ENSCO International, Inc.	59,800	3,056,976
Global Industries Ltd.*	97,700	1,725,382
Helmerich & Payne, Inc.	10,300	403,966
Noble Corp.	106,900	4,679,013
Tidewater, Inc.	14,100	746,736
Transocean, Inc.*	50,266	6,162,612

		16,774,685
Oil, Gas & Consumable Fuels 8.6%
Chevron Corp.	122,800	10,376,600
ConocoPhillips	89,200	7,164,544
ExxonMobil Corp.	83,986	7,256,390
Frontier Oil Corp.	60,300	2,126,781
Frontline Ltd.	28,200	1,200,474
Hess Corp.	1,500	136,245
Marathon Oil Corp.	30,600	1,433,610
Petro-Canada	12,700	579,120
Petroleo Brasileiro SA (ADR) (Preferred)	53,100	4,954,761
Royal Dutch Shell PLC "A" (ADR)	63,100	4,505,971

		39,734,496
Financials 14.9%
Capital Markets 5.2%
Bank of New York Mellon Corp.	170,700	7,959,741
Charles Schwab Corp.	33,500	747,050
Morgan Stanley	100,800	4,982,544
Northern Trust Corp.	5,100	374,136
optionsXpress Holdings, Inc.	5,900	160,008
TD Ameritrade Holding Corp.*	38,800	727,888
The Goldman Sachs Group, Inc.	44,900	9,014,573

		23,965,940
Commercial Banks 0.5%
PNC Financial Services Group, Inc.	36,100	2,368,882
Diversified Financial Services 3.4%
Bank of America Corp.	176,400	7,823,340

ING Groep NV (ADR)	7,200	234,504
Interactive Brokers Group, Inc. "A"*	13,000	452,530
JPMorgan Chase & Co.	148,300	7,051,665

		15,562,039
Insurance 5.6%
ACE Ltd.	67,500	3,937,950
Allied World Assurance Co. Holdings Ltd.	1,800	85,734
Berkshire Hathaway, Inc. "B"*	500	2,275,000
China Life Insurance Co., Ltd. "H" (ADR) (a)	26,200	1,460,650
Endurance Specialty Holdings Ltd.	6,300	255,276
Hartford Financial Services Group, Inc.	43,500	3,513,495
MetLife, Inc.	119,300	7,035,121
PartnerRe Ltd.	7,300	578,744
The Travelers Companies, Inc.	53,000	2,549,300
W.R. Berkley Corp.	18,200	550,732
XL Capital Ltd. "A"	77,400	3,483,000

		25,725,002
Real Estate Investment Trusts 0.2%
ProLogis (REIT)	12,000	712,200
Vornado Realty Trust (REIT)	3,500	316,400

		1,028,600
Health Care 13.6%
Biotechnology 1.9%
Cubist Pharmaceuticals, Inc.*	8,100	137,619
Gilead Sciences, Inc.*	136,300	6,227,547
Isis Pharmaceuticals, Inc.*	12,000	187,200
Onyx Pharmaceuticals, Inc.*	22,800	1,083,684
OSI Pharmaceuticals, Inc.*	32,500	1,296,100

		8,932,150
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	18,400	1,117,616
Becton, Dickinson & Co.	5,200	449,956
Kinetic Concepts, Inc.*	27,600	1,373,928

		2,941,500
Health Care Providers & Services 5.7%
Aetna, Inc.	136,200	7,254,012
Chemed Corp.	1,300	66,599
Coventry Health Care, Inc.*	33,900	1,918,062
Health Net, Inc.*	82,000	3,812,180
Humana, Inc.*	74,200	5,958,260
McKesson Corp.	26,300	1,651,377
Medco Health Solutions, Inc.*	109,600	5,488,768

		26,149,258
Life Sciences Tools & Services 0.6%
Invitrogen Corp.*	30,500	2,612,935
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	290,600	6,739,014
Eli Lilly & Co.	52,000	2,679,040
Endo Pharmaceuticals Holdings, Inc.*	6,600	172,524
Johnson & Johnson	31,200	1,973,712
Merck & Co., Inc.	66,400	3,072,992
Schering-Plough Corp.	196,600	3,847,462
Sepracor, Inc.*	131,700	3,719,208

Warner Chilcott Ltd. "A"*	4,500	76,275

		22,280,227
Industrials 11.8%
Aerospace & Defense 5.9%
Boeing Co.	113,200	9,415,976
General Dynamics Corp.	12,800	1,081,088
Goodrich Corp.	4,300	268,965
Honeywell International, Inc.	98,400	5,812,488
Lockheed Martin Corp.	75,000	8,094,000
Northrop Grumman Corp.	31,500	2,499,840

		27,172,357
Airlines 1.1%
AMR Corp.*	146,900	2,047,786
Continental Airlines, Inc. "B"*	40,900	1,112,889
US Airways Group, Inc.*	149,700	2,067,357

		5,228,032
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	97,700	962,345
Deluxe Corp.	6,900	167,808
IKON Office Solutions, Inc.	16,500	134,970
The Brink's Co.	5,200	315,276
United Stationers, Inc.*	4,700	259,722

		1,840,121
Construction & Engineering 1.4%
Fluor Corp.	38,500	4,684,295
Perini Corp.*	22,900	800,355
Shaw Group, Inc.*	17,700	1,000,050

		6,484,700
Electrical Equipment 0.3%
Belden, Inc.	2,100	88,830
Emerson Electric Co.	19,500	991,380
GrafTech International Ltd.*	14,200	213,710

		1,293,920
Industrial Conglomerates 0.8%
General Electric Co.	82,500	2,921,325
McDermott International, Inc.*	11,000	518,980
Teleflex, Inc.	1,400	82,768

		3,523,073
Machinery 1.3%
AGCO Corp.*	17,200	1,035,784
Caterpillar, Inc.	46,300	3,293,782
PACCAR, Inc.	28,550	1,339,566
Robbins & Myers, Inc.	8,900	589,892

		6,259,024
Marine 0.1%
Quintana Maritime Ltd.	16,800	410,592
Road & Rail 0.5%
Ryder System, Inc.	44,000	2,290,640
Information Technology 12.8%
Communications Equipment 0.2%
Juniper Networks, Inc.*	38,900	1,056,135

Computers & Peripherals 3.9%
Apple, Inc.*	46,400	6,280,704
International Business Machines Corp.	76,700	8,232,978
Lexmark International, Inc. "A"*	47,500	1,719,975
QLogic Corp.*	13,900	198,770
Seagate Technology	14,000	283,780
Sun Microsystems, Inc.*	60,100	1,051,750

		17,767,957
Electronic Equipment & Instruments 0.7%
Arrow Electronics, Inc.*	17,200	588,584
AU Optronics Corp. (ADR) (a)	102,500	1,700,475
Dolby Laboratories, Inc. "A"*	19,200	827,328

		3,116,387
Internet Software & Services 1.2%
eBay, Inc.*	64,600	1,737,094
Google, Inc. "A"*	6,800	3,837,240

		5,574,334
IT Services 1.6%
Accenture Ltd. "A"	127,100	4,400,202
Computer Sciences Corp.*	66,400	2,810,048

		7,210,250
Office Electronics 0.0%
Canon, Inc. (ADR)	2,400	102,168
Semiconductors & Semiconductor Equipment 1.5%
Amkor Technology, Inc.*	40,600	310,184
Applied Materials, Inc.	296,100	5,306,112
MEMC Electronic Materials, Inc.*	11,800	843,228
Texas Instruments, Inc.	18,300	566,019

		7,025,543
Software 3.7%
Microsoft Corp.	474,500	15,468,700
Symantec Corp.*	89,000	1,595,770

		17,064,470
Materials 3.7%
Chemicals 2.2%
Celanese Corp. "A"	52,000	1,933,360
CF Industries Holdings, Inc.	43,600	4,662,148
Terra Industries, Inc.*	81,000	3,650,670

		10,246,178
Containers & Packaging 0.4%
Owens-Illinois, Inc.*	19,300	972,720
Packaging Corp. of America	27,900	676,296

		1,649,016

Metals & Mining 1.1%
AK Steel Holding Corp.*	67,600	3,229,928
Allegheny Technologies, Inc.	12,600	887,040
United States Steel Corp.	9,300	949,623

		5,066,591
Telecommunication Services 4.9%
Diversified Telecommunication Services 4.5%
AT&T, Inc.	154,700	5,954,403
CenturyTel, Inc.	13,400	494,594

Embarq Corp.	81,800	3,705,540
Telus Corp.	6,100	265,130
Verizon Communications, Inc.	247,600	9,616,784
Windstream Corp.	68,200	791,802

		20,828,253
Wireless Telecommunication Services 0.4%
Mobile TeleSystems (ADR)	4,700	390,899
Telephone & Data Systems, Inc.	9,800	516,852
Vimpel-Communications (ADR)	22,700	781,788

		1,689,539
Utilities 1.2%
Electric Utilities 0.3%
American Electric Power Co., Inc.	19,000	813,770
Edison International	1,900	99,104
FirstEnergy Corp.	7,200	512,784

		1,425,658
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	6,800	638,928
Multi-Utilities 0.8%
Sempra Energy	63,400	3,544,060

Total Common Stocks (Cost $426,976,830)		442,748,440
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 3.03% **, 4/17/2008 (b) (Cost $1,134,285)	1,143,000	1,138,511
	Shares	Value ($)

Securities Lending Collateral 1.6%
Daily Assets Fund Institutional, 4.22% (c) (d) (Cost $7,292,490)	7,292,490	7,292,490
Cash Equivalents 4.2%
Cash Management QP Trust, 4.52% (c) (Cost $19,216,810)	19,216,810	19,216,810
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $454,620,415)	101.9	470,396,251
Other Assets and Liabilities, Net (a)	(1.9)	(8,547,618)

Net Assets	100.0	461,848,633

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)

All or a portion of these securities were on loan amounting to $5,572,661. In addition, included in other assets and liabilities, net is a pending sale amounting to $1,568,900, that is also on loan. The value of all securities loaned at January 31, 2008 amounted to $7,141,561 which is 1.5% of net assets.

(b)		At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	3/19/2008	59	19,968,314	20,349,100	380,786

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008